Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Schedule of Consolidated Statement of Cash Flows
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2022	2021
Accounts receivable	(72)	17
Due from related parties	(56)	26
Materials and supplies (Note 9)	(2)	1
Prepaid expenses and other assets (Note 9)	(5)	(3)
Other long-term assets (Note 13)	1	(3)
Accounts payable	22	(3)
Accrued liabilities (Note 14)	67	49
Due to related parties	(3)	(73)
Accrued interest (Note 14)	(5)	7
Long-term accounts payable and other long-term liabilities (Note 15)	8	1
Post-retirement and post-employment benefit liability	39	50
	(6)	69

Year ended December 31, 2022 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,986)	(122)	(2,108)
Reconciling items	44	2	46
Cash outflow for capital expenditures	(1,942)	(120)	(2,062)

Year ended December 31, 2021 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,963)	(141)	(2,104)
Reconciling items	55	(1)	54
Cash outflow for capital expenditures	(1,908)	(142)	(2,050)
Supplementary Information

Year ended December 31 (millions of dollars)	2022	2021
Net interest paid	517	500
Income taxes paid	33	20